Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000016574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(7.38%)	1.71%		3.35%
C000016577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(3.42%)	2.15%		3.20%
C000016579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000152125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016574
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.73%)	2.92%		3.97%
Without Sales Load [Member] | C000016577
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.47%)	2.15%		3.20%
Without Sales Load [Member] | C000016579
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.45%)	3.18%		4.23%
Without Sales Load [Member] | C000152125
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.48%)	3.17%	6.29%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Average Annual Return, Percent	2.43%	0.10%		0.11%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Average Annual Return, Percent	2.43%	0.10%		0.11%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Average Annual Return, Percent	2.43%	0.10%		0.11%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Latin America Index
Average Annual Return, Percent	2.43%	0.10%	2.26%